GOVERNMENT SUBSIDIES (Narrative) (Details) $ in Thousands	12 Months Ended
Aug. 31, 2020 CAD ($)
Government Subsidies [Abstract]
Percentage of employee wages covered under CEWS	75.00%
Government subsidies	$ 7,883